Trade receivables	12 Months Ended
Dec. 31, 2022
Trade Receivables
Trade receivables

7.	Trade receivables

Trade receivables are initially recorded at the transaction amount, which corresponds to the sale value, and are subsequently measured according to the portfolio: (i) fair value through other comprehensive income (FVOCI), in the case of receivables from credit card companies and (ii) amortized cost, for other customer portfolio.

Credit losses on financial assets that are measured at amortized cost are deducted from carrying amount of the asset.

For financial instruments measured at FVOCI, credit losses are recorded in OCI instead of reducing the carrying amount of the asset.

At each reporting date, the Company evaluates if the financial assets recorded at amortized cost or FVOCI show any indication of impairment. A financial asset shows indication of impairment loss when there is one or more events with adverse impact on the estimated future cash flows of the financial asset.

Receivables are considered unrecoverable and therefore written off from the accounts receivable portfolio, when they are not collected after 360 days from due date. At each balance sheet date, the Company and its subsidiaries assess whether the receivables have any indications of impairment.

	2022	2021

Credit card companies (note 7.1)	79	65
Credit card companies - related parties (note 11.2)	4	15
Sales vouchers and trade receivables	255	655
Private label credit card	34	53
Receivables from related parties (note 11.2)	5	13
Receivables from suppliers	42	66
Allowance for doubtful accounts (note 7.2)	(2)	(35)
	417	832

Current	417	831
Non-current	-	1

7.1.	Credit card companies

As part of its cash management strategy, the Group periodically enters into factoring transactions and discounts a portion of its credit card receivables with financial institutions or credit card companies, without recourse or related obligation.

7.2.	Allowance for doubtful accounts on trade receivables

	2022	2021	2020

At the beginning of the year	(35)	(43)	(32)
Allowance booked for the year	(40)	(57)	(86)
Write-offs of receivables	38	61	78
Deconsolidation Sendas	-	-	4
Assets held for sale or distribution and discontinued operations	25	-	-
Foreign currency translation adjustment	10	4	(7)
At the end of the year	(2)	(35)	(43)

The aging list of gross trade receivables is as follows:

			Overdue receivables
	Total	Not yet due	<30 days	30-60 days	61-90 days	>90 days

12.31.2022	419	404	10	1	1	3
12.31.2021	867	729	110	17	9	2